Prospectus Supplement	dated August 1, 2009

Putnam Global Consumer Fund
Putnam Global Energy Fund
Putnam Global Industrials Fund
Putnam Global Telecommunications Fund
Putnam Global Utilities Fund
Prospectus dated 5/30/09

In July 2009, Putnam Management and the Board of Trustees of each fund agreed, effective August 1, 2009, to replace the fund’s previous expense limitation with a new arrangement that (a) for Putnam Global Industrials Fund and Putnam Global Utilities Fund, limits the fund’s management fee, (b) for each fund, imposes a new limit on the fee payable under the investor servicing contract and (c) for each fund, places a limit on other expenses of the fund.

The table of Total Annual Fund Operating Expenses in Fund summary – Costs associated with your investment is revised as follows to reflect projected expenses based on the new expense limitations and the fund’s current (6/30/09) asset level:

Putnam Global Consumer Fund

Total annual fund operating expenses* (expenses that are deducted from fund assets)

	Management	Distribution	Other		Expense
	fees	(12b-1) and	expenses^	Total annual fund	reimbursement	Net expenses
		service fees		operating expenses

Class A	0.70%	0.25%	3.22%	4.17%	(2.64%)	1.53%
Class B	0.70%	1.00%	3.22%	4.92%	(2.64%)	2.28%
Class C	0.70%	1.00%	3.22%	4.92%	(2.64%)	2.28%
Class M	0.70%	0.75%	3.22%	4.67%	(2.64%)	2.03%
Class R	0.70%	0.50%	3.22%	4.42%	(2.64%)	1.78%
Class Y	0.70%	N/A	3.22%	3.92%	(2.64%)	1.28%

* Reflects Putnam Management’s contractual obligations, from August 1, 2009 through at least July 31, 2010, to limit the fund’s investor servicing fees to an annual rate of 0.375% of the fund’s average net assets and the fund’s other expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans) to an annual rate of 0.20% of the fund’s average net assets. For additional information regarding expense limitations, see Charges and Expenses in the Statement of Additional Information (SAI).

^ Includes estimated expenses attributable to the fund’s investments in other investment companies that the fund bears indirectly.

The table in Fund summary – How do these fees and expenses look in dollar terms? is replaced with the following:

EXAMPLE: Sales charge plus annual operating expenses on a $10,000 investment over time+

	1 year	3 years

Class A	$722	$1,382
Class B	$731	$1,377
Class B (no redemption)	$231	$1,077
Class C	$331	$1,077
Class C (no redemption)	$231	$1,077
Class M	$549	$1,319
Class R	$181	$930
Class Y	$130	$782

+ Reflects Putnam Management’s contractual obligation to limit fund expenses from August 1, 2009 through at least July 31, 2010.

Putnam Global Energy Fund

Total annual fund operating expenses* (expenses that are deducted from fund assets)

	Management	Distribution	Other		Expense
	fees	(12b-1) and	expenses^	Total annual fund	reimbursement	Net expenses
		service fees		operating expenses

Class A	0.70%	0.25%	2.42%	3.37%	(1.84%)	1.53%
Class B	0.70%	1.00%	2.42%	4.12%	(1.84%)	2.28%
Class C	0.70%	1.00%	2.42%	4.12%	(1.84%)	2.28%
Class M	0.70%	0.75%	2.42%	3.87%	(1.84%)	2.03%
Class R	0.70%	0.50%	2.42%	3.62%	(1.84%)	1.78%
Class Y	0.70%	N/A	2.42%	3.12%	(1.84%)	1.28%

* Reflects Putnam Management’s contractual obligations, from August 1, 2009 through at least July 31, 2010, to limit the fund’s investor servicing fees to an annual rate of 0.375% of the fund’s average net assets and the fund’s other expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans) to an annual rate of 0.20% of the fund’s average net assets. For additional information regarding expense limitations, see Charges and Expenses in the Statement of Additional Information (SAI).

^ Includes estimated expenses attributable to the fund’s investments in other investment companies that the fund bears indirectly.

The table in Fund summary – How do these fees and expenses look in dollar terms? is replaced with the following:

EXAMPLE: Sales charge plus annual operating expenses on a $10,000 investment over time+

	1 year	3 years

Class A	$722	$1,276
Class B	$731	$1,267
Class B (no redemption)	$231	$967
Class C	$331	$967
Class C (no redemption)	$231	$967
Class M	$549	$1,212
Class R	$181	$819
Class Y	$130	$668

+ Reflects Putnam Management’s contractual obligation to limit fund expenses from August 1, 2009 through at least July 31, 2010.

Putnam Global Industrials Fund

Total annual fund operating expenses* (expenses that are deducted from fund assets)

				Total
		Distribution		annual
	Management	(12b-1) and	Other	fund	Expense	Net
	fees	service fees	expenses^	operating	reimbursement	expenses
				expenses

Class A	0.70%	0.25%	3.60%	4.55%	(3.08%)	1.47%
Class B	0.70%	1.00%	3.60%	5.30%	(3.08%)	2.22%
Class C	0.70%	1.00%	3.60%	5.30%	(3.08%)	2.22%
Class M	0.70%	0.75%	3.60%	5.05%	(3.08%)	1.97%
Class R	0.70%	0.50%	3.60%	4.80%	(3.08%)	1.72%
Class Y	0.70%	N/A	3.60%	4.30%	(3.08%)	1.22%

* Reflects Putnam Management’s contractual obligations, from August 1, 2009 through at least July 31, 2010, to limit the fund’s management fee to an annual rate of 0.642% of the fund’s average net assets, the fund’s investor servicing fees to an annual rate of 0.375% of the fund’s average net assets and the fund’s other expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans) to an annual rate of 0.20% of the fund’s average net assets. For additional information regarding expense limitations, see Charges and Expenses in the Statement of Additional Information (SAI).

^ Includes estimated expenses attributable to the fund’s investments in other investment companies that the fund bears indirectly.

The table in Fund summary – How do these fees and expenses look in dollar terms? is replaced with the following:

EXAMPLE: Sales charge plus annual operating expenses on a $10,000 investment over time+

	1 year	3 years

Class A	$716	$1,434
Class B	$725	$1,431
Class B (no redemption)	$225	$1,131
Class C	$325	$1,131
Class C (no redemption)	$225	$1,131
Class M	$543	$1,371
Class R	$175	$985
Class Y	$124	$837

+ Reflects Putnam Management’s contractual obligation to limit fund expenses from August 1, 2009 through at least July 31, 2010.

Putnam Global Telecommunications Fund

Total annual fund operating expenses* (expenses that are deducted from fund assets)

	Management	Distribution	Other		Expense
	fees	(12b-1) and	expenses^	Total annual fund	reimbursement	Net expenses
		service fees		operating expenses

Class A	0.70%	0.25%	3.86%	4.81%	(3.28%)	1.53%
Class B	0.70%	1.00%	3.86%	5.56%	(3.28%)	2.28%
Class C	0.70%	1.00%	3.86%	5.56%	(3.28%)	2.28%
Class M	0.70%	0.75%	3.86%	5.31%	(3.28%)	2.03%
Class R	0.70%	0.50%	3.86%	5.06%	(3.28%)	1.78%
Class Y	0.70%	N/A	3.86%	4.56%	(3.28%)	1.28%

* Reflects Putnam Management’s contractual obligation, from August 1, 2009 through at least July 31, 2010, to limit the fund’s investor servicing fees to an annual rate of 0.375% of the fund’s average net assets and the fund’s other expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans) to an annual rate of 0.20% of the fund’s average net assets. For additional information regarding expense limitations, see Charges and Expenses in the Statement of Additional Information (SAI).

^ Includes estimated expenses attributable to the fund’s investments in other investment companies that the fund bears indirectly.

The table in Fund summary – How do these fees and expenses look in dollar terms? is replaced with the following:

EXAMPLE: Sales charge plus annual operating expenses on a $10,000 investment over time+

	1 year	3 years

Class A	$722	$1,468
Class B	$731	$1,466
Class B (no redemption)	$231	$1,166
Class C	$331	$1,166
Class C (no redemption)	$231	$1,166
Class M	$549	$1,406
Class R	$181	$1,021
Class Y	$130	$873

+ Reflects Putnam Management’s contractual obligation to limit fund expenses from August 1, 2009 through at least July 31, 2010.

Putnam Global Utilities Fund

Total annual fund operating expenses* (expenses that are deducted from fund assets)

				Total
	Management	Distribution	Other	annual	Expense	Net
	fees	(12b-1) and	expenses^	fund	reimbursement	expenses
		service fees		operating
				expenses

Class A	0.70%	0.25%	0.47%	1.42%	(0.06%)	1.36%
Class B	0.70%	1.00%	0.47%	2.17%	(0.06%)	2.11%
Class C	0.70%	1.00%	0.47%	2.17%	(0.06%)	2.11%
Class M	0.70%	0.75%	0.47%	1.92%	(0.06%)	1.86%
Class R	0.70%	0.50%	0.47%	1.67%	(0.06%)	1.61%
Class Y	0.70%	N/A	0.47%	1.17%	(0.06%)	1.11%

* Reflects Putnam Management’s contractual obligation, from August 1, 2009 through at least July 31, 2010, to limit the fund’s management fee to an annual rate of 0.642% of the fund’s average net assets, and the fund’s investor servicing fees to an annual rate of 0.375% of the fund’s average net assets. Putnam Management has also contractually agreed, from August 1, 2009 through July 31, 2010, to limit the fund’s other expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans) to an annual rate of 0.20% of the fund’s average net assets. For additional information regarding expense limitations, see Charges and Expenses in the Statement of Additional Information (SAI).

^ Includes estimated expenses attributable to the fund’s investments in other investment companies that the fund bears indirectly.

The table in Fund summary – How do these fees and expenses look in dollar terms? is replaced with the following:

EXAMPLE: Sales charge plus annual operating expenses on a $10,000 investment over time+

	1 year	3 years	5 years	10 years

Class A	$706	$993	$1,301	$2,174
Class B	$714	$973	$1,359	$2,308*
Class B (no redemption)	$214	$673	$1,159	$2,308*
Class C	$314	$673	$1,159	$2,499
Class C (no redemption)	$214	$673	$1,159	$2,499
Class M	$532	$926	$1,345	$2,510
Class R	$164	$521	$902	$1,971
Class Y	$113	$366	$638	$1,415

+ Reflects Putnam Management’s contractual obligation to limit fund expenses from August 1, 2009 through at least July 31, 2010.

*Reflects conversion of class B shares to class A shares, which pay lower 12b-1 fees. Conversion occurs eight years after purchase.

*******

At the same meeting, the Board of Trustees approved a new management contract for the funds, which will be submitted to shareholders for approval at a meeting expected to be held in the fourth quarter of 2009. Under the proposed management contract, management fee breakpoints would be determined by reference to the assets of all of the open-end Putnam Funds, rather than only the assets of the fund. See the fund’s SAI for additional information about the proposed management contract.

257679 - 08/09